Contingent Liabilities and Commitments	12 Months Ended
Jun. 30, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Contingent liabilities and Commitments	Note 12. Contingent liabilities and Commitments The group had no contingent liabilities or commitments at June 30, 2022 (2021: Nil).